STOCK BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION [Abstract]
Risk free interest rate	1.71%	3.50%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	90.00%	90.00%
Expected life of options	10 years	10 years